Expenses by nature	9 Months Ended
Mar. 31, 2022
Expenses by nature
Expenses by nature
6	Expenses by nature

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Cost of inventories (Note 17(a))	1,585,384	1,597,937	4,764,835	5,360,527
Payroll and employee benefits (Note (i))	192,199	223,734	715,596	675,327
Rental and related expenses	4,402	14,230	16,202	23,400
Depreciation and amortization (Note (ii))	65,319	101,129	190,702	283,755
Licensing expenses	17,076	36,697	60,190	110,643
Promotion and advertising expenses	50,752	61,609	146,395	198,676
Logistics expenses	49,326	60,105	152,205	210,784
Travelling expenses	8,600	13,983	36,695	51,383
Listing expenses	—	528	—	528
Other expenses	95,914	85,289	259,523	274,102
Total cost of sales, selling and distribution and general and administrative expenses	2,068,972	2,195,241	6,342,343	7,189,125

Notes:

(i)	Payroll and employee benefits are analyzed as follows:

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Salaries, wages and bonus	134,349	176,477	401,566	517,638
Contributions to social security contribution plan	16,206	20,307	39,006	58,789
Welfare expenses	7,661	8,923	24,664	30,473
Equity-settled share-based payment expenses (Note 23)	33,983	18,027	250,360	68,427
	192,199	223,734	715,596	675,327

(ii)	Depreciation and amortization are analyzed as follows:

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Property, plant and equipment (Note 12)	9,895	13,275	24,042	39,212
Right-of-use assets (Note 13)	49,618	82,688	150,968	228,529
Intangible assets (Note 14)	5,806	5,166	15,692	16,014
	65,319	101,129	190,702	283,755